As filed with the Securities and Exchange Commission on April 8, 2021.

Registration Nos. 333-240071
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 2	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 506 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on May 1, 2021, pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts.

Filing fee: None

 This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 1 to Registration Statement No. 333-240071 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 10, 2021. Post-Effective Amendment No. 1 was scheduled to become effective on April 11, 2021. As stated on the cover page to this filing, this Post-Effective Amendment No. 2 is intended to become effective on May 1, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 8th day of April, 2021.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	April 8, 2021
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	April 8, 2021
Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	April 8, 2021
Darryl D. Button*

		Director, Executive Vice President and General Counsel	April 8, 2021
Jason Orlandi*

		Vice President and Secretary	April 8, 2021
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	April 8, 2021
Joshua D Scott*

		Executive Vice President	April 8, 2021
Joseph E. Celentano*

		Vice President and Treasurer	April 8, 2021
Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		April 8, 2021
Brandon J. Cage
as attorney-in-fact

(Powers of Attorney are included in Registrant’s Form N-4, File No. 333-240071, Accession No. : 0001104659-21-017188 filed on February 10, 2021, and incorporated by reference herein.)